--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

                   Portfolio Manager's Report to Shareholders
                                     PAGE 2

                       Schedule of Portfolio Investments
                                     PAGE 8

                      Statement of Assets and Liabilities
                                     PAGE 9

                            Statement of Operations
                                    PAGE 10

                      Statements of Changes in Net Assets
                                    PAGE 11

                         Notes to Financial Statements
                                    PAGE 12

                              Financial Highlights
                                    PAGE 18

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                                       -1-

Portfolio Manager's Report to Shareholders   Alpine U.S. Real Estate Equity Fund
--------------------------------------------------------------------------------

                                                 ALPINE U.S. REAL ESTATE      WILSHIRE REAL ESTATE      LIPPER REAL ESTATE FUNDS
                                                     CLASS Y SHARES          SECURITIES TR INDEX (1)             AVERAGE
                                                 -----------------------     -----------------------    ------------------------
9/3/93                                                    10000                       10000                       10000
9/30/93                                                   10350                       10455                      10,438
3/31/94                                                   10901                        9924                        9899
9/30/94                                                   10117                        9890                        9622
3/31/95                                                    9674                        9902                        9274
9/30/95                                                   11900                       10823                       10312
3/31/96                                                   13085                       11685                       10922
9/30/96                                                   13515                       12962                       11849
3/31/97                                                   16229                       15627                       13841
9/30/97                                                   24151                       18410                       16088
3/31/98                                                   25876                       18245                       16448
9/30/98                                                   18189                       15326                       13815
3/31/99                                                   17446                       14654                       13275
9/30/99                                                   16298                       14662                       13512
3/31/00                                                   16033                       15109                       13589

Past performance is not predictive of future results. Investment return and principal value of the Alpine U.S. Real Estate Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. The returns set forth reflect the waiver of certain advisory fees. Without the waiver of fees, total return would have been lower.

The Wilshire Real Estate Securities Index is a market capitalization weighted performance index of listed property and real estate securities.

The Lipper Real Estate Fund Average is an average of funds that invest 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.

The Wilshire Index and Lipper Average are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment adviser fees. The performance for the Alpine U.S. Real Estate Equity Fund reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

                       COMPARATIVE TOTAL RETURNS AS OF 03/31/00
                                                                              SINCE
                                  6 MONTH     1 YEAR    3 YEAR   5 YEAR+   INCEPTION+
--------------------------------------------------------------------------------------
Alpine Class Y                    (1.63)%    (8.10)%   (0.40)%   10.63%       7.44%
Alpine Class A (4.75%)*           (6.53)%   (12.69)%   (2.26)%    9.25%       6.41%
Alpine Class B (5.00%)**          (7.14)%   (13.55)%   (2.23)%    9.25%       6.61%
Alpine Class C (1.00%)**          (3.14)%    (9.91)%   (1.36)%    9.60%       6.67%
--------------------------------------------------------------------------------------
Wilshire Real Estate Securities    3.04%      3.10%    (1.12)%    8.82%       6.47%
  Index
Lipper Real Estate Fund Average    1.97%      2.88%    (0.05)%    8.57%       4.80%

     * REPRESENTS MAXIMUM FRONT-END SALES LOAD.
    ** REPRESENTS APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

+ Performance of Class A, Class B and Class C shares for the period prior to their inceptions on 3/10/95, 3/7/95 and 7/12/95, respectively, represents performance for Class Y shares, which commenced operations on 9/3/93. Class A, Class B and Class C shares are subject to distribution and service fees, which had they been included in the prior period, performance would have been lower.

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders   Alpine U.S. Real Estate Equity Fund
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Alpine U.S. Real Estate Equity Fund's Semi-Annual Report to Shareholders for the six months ended March 31, 2000. With a closing NAV of $10.89 for Class Y shares, the fund produced a total return of -1.63% for the six months ended 3/31/00, which compared with an increase in our benchmark Wilshire Real Estate Securities Index(1) of 3.04% for the same period. The Fund's total return was negatively impacted by exposure to the lodging and homebuilding sectors whose performance lagged the Wilshire Index. Despite a lackluster performance for both the Fund and real estate stocks in general, we are encouraged by the improving performance trend since the end of tax selling in mid-December and more recently by a second upward leg which began in mid-March. We believe this trend can continue based on our favorable view of a moderating economy with a solid, if prospectively less dynamic outlook for rental growth and real estate appreciation over the next four years. The undemanding valuation of real estate securities along both historical and relative measures has been highlighted by the implosion of IT (Internet and Telecom) stocks after pushing the NASDAQ(2) to a penultimate peak on March 12 and the rebound in real estate, homebuilding and lodging share indices which commenced on March 15. While the growth potential of new technology sectors is certainly more compelling than the prospects of "old economy" businesses such as real estate, earnings are less predictable. The market has been mispricing risk and is now adjusting its valuation of both sectors to incorporate not only cyclical, but also secular and business specific factors. We believe this process will likely continue to unfold as an emphasis on risk-adjusted total returns once again gains favor with investors.

REAL ESTATE FUNDAMENTALS

     Alpine has long believed that real estate share prices are driven to different degrees at different times by the combination of overall equity market sentiment and liquidity, the historic interaction between bond yields and real estate capital markets, as well as prospective property fundamentals. Over the past two years property shares have been out of favor, as many investors became enamored with Tech stocks. Some investors were first concerned about debt market instability and now over rising interest rates. Others feared a growing supply of new real estate under construction would overwhelm demand, prompting higher vacancy rates and reduced rent levels. We currently believe Tech has stumbled, interest rates are nearing a peak, and most real estate is performing well.

     The supply of new office buildings, warehouses, shopping centers, rental apartments, self-storage facilities, and new homes for sale, has indeed accelerated, yet demand has been stronger than expected as record consumer confidence and emerging business sectors have fueled unprecedented economic growth and employment levels. According to most real estate brokerage surveys, office properties nationwide are typically enjoying greater than 90% occupancy levels and the publicly traded owners of CBD (Central Business District) office properties in the strongest cities such as New York, Boston, San Francisco, and Seattle are enjoying portfolio occupancy rates of 96-99%, and thus possess the ability to push rents to higher levels. Even though the U.S. is the country with the greatest amount of retail space per capita, retail sales for the major shopping mall owners have reported growth of 5-8% on a same store basis over the past year. Clearly, the additional threat of E-retailing has yet to materialize. Even new single

---------------

1 The Wilshire Real Estate Securities Index is a market capitalization weighted performance index of listed property and real estate securities. An investor cannot invest directly in an index.

2 The NASDAQ Composite Index is a broad based capitalization- weighted index of all NASDAQ National Market and Small Cap Stocks. An investor cannot invest directly in an index.
--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders   Alpine U.S. Real Estate Equity Fund
--------------------------------------------------------------------------------

                           GEOGRAPHICAL DISTRIBUTION*
GEO DIST PIE

South East                                                                        15%
Mountain States                                                                    6%
Pacific Southwest                                                                 27%
New England                                                                        7%
Central Plains                                                                     4%
South                                                                             14%
Midwest                                                                            9%
Mid Atlantic                                                                      13%
Pacific Northwest                                                                  4%
Canada                                                                             1%

                              SECTOR DISTRIBUTION*
SECTOR DIST PIE

Lodging                                                                           23%
Home Building                                                                     28%
Office                                                                             9%
Retail                                                                            23%
Diversified                                                                        5%
Operating Cos.                                                                     5%
Land                                                                               1%
Apartments                                                                         2%
HealthCare                                                                         4%

family home sales remain strong after experiencing the strongest sales volume in over 30 years and the existing single family home market enjoyed its fourth straight record year of sales. In spite of record home ownership levels and rising interest rates the latest new home sales data appear to be similar to last years record pace, as inventories of homes for sale continue near last year's low levels.

     The sectors which have been notably impacted by excess supply over the past two years are hotels and assisted living communities. This has been especially so at the more affordable end of these groups. However, new supply in both these property types appears to be peaking which should lead to higher occupancies and improved operating performance in future quarters. Its is also noteworthy that the supply of new high-end hotels and office buildings in major urban locations has yet to peak although the prospective supply/demand gap does not currently appear excessive. As is always the case with real estate, selectivity according to demand trends and capacity for new supply go hand in hand with the mantra location, location, location. In particular, older cities where development is difficult due to tough environmental constraints or zoning and entitlement issues tend to enjoy relatively stable supply conditions while the plethora of lifestyle choices which are often sought by participants in the most vital fields of economic activity are typically more available in major cities. For these reasons, we tend to prefer the more established cities on the East and West Coasts. For many landlords in these cities, this is the best real estate market in a generation!

VALUATIONS

     Despite such fundamental strength, property shares do not reflect this in their valuations. In our prior report to shareholders, as well as in our Alpine View 2000 commentary, we discussed the historically low valuation levels of most real estate stocks as well as their exceedingly low valuations relative to both alternative investments or even the direct property investment market. As we mentioned in the beginning of this report, this divergent trend appears to be gradually reversing itself in part due to the meltdown of IT stocks, which have been driving the

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                                       -4-

Portfolio Manager's Report to Shareholders   Alpine U.S. Real Estate Equity Fund
--------------------------------------------------------------------------------

NASDAQ. The only caveat would apply to a significant drop in demand for space. A significant recession could cripple both consumer confidence and new business formation, but we do not foresee one although the market appears to have factored this into property share prices during the past two years.

REAL ESTATE AND TECHNOLOGY

     The combination of the market's enthusiasm for technology plays and the realization that technology will impact the requirement of space users have driven a number of public real estate companies to capitalize on these trends with new initiatives. Many real estate companies approach to technology has focused on selecting third-party partners to provide broadband access for their tenants. In some cases companies are attempting to provide content in the form of Business to Business and Business to Consumer services. In most cases, access and services will be subject to competition, as tenants will not only expect this from landlords but demand choice as well. We believe the delivery of such services will be important for property owners from a competitive perspective yet will probably be less significant in terms of overall profitability.

     Despite the constant competition and rapid evolution of new technologies, there are recently established opportunities to profitably benefit from the intersection of real estate and the "new economy". To date, we perceive the most profitable connection between clicks and bricks are properties designed to house and facilitate specialized IT companies. Currently, properties which meet the specific needs of webhosting companies and enhanced communications connectivity providers are producing high returns on investment of 20% or greater. While we expect such returns to fall as more capital comes into the new arena, this niche may prove attractive over the next few years for Trizec-Hahn Corp. (TZH) which has recently invested in such a specialist developer.

PORTFOLIO ACTIVITY*

     As long as property shares are undervalued, the prospect of value realization from Merger & Acquisition (M&A) activity remains. Given Alpine's investment focus on undervalued stocks, we are always delighted when the Fund benefits from M&A activity. With this in mind, we are pleased that the acquisition of Sunstone Hotel Investors, which was pending as of our last report to shareholders, was consummated. During the first calendar quarter of this year, your fund initiated an investment in Bristol Hotel & Resorts, which shortly thereafter was acquired by Bass and then Homestead Village Inc. received a takeover offer from its parent company Security Capital Corp. Subsequent to the period under review, as this report was finalized, a definitive deal was made. We are also pleased with the takeover of US Homes Corp. by Lennar Corp. We believe this is significant in that most homebuilders would not accept a takeover price below book value as US Homes Corp. did. In this case, management was looking at how competitive the two entities combined would be versus if they remained independent. In practical terms, one plus one may indeed equal three as the new Lennar will become the largest homebuilder in the US with a spread of well-located low cost land positioned in some of the most promising market segments.

TOP 10 HOLDINGS*

       1.  Homestead Village, Inc.                   9.96%       6.  Lennar Corp.                              5.30%
       2.  Standard Pacific Corp.                    8.64%       7.  Chelsea GCA Realty, Inc.                  4.77%
       3.  Meristar Hotels & Resorts                 6.71%       8.  Toll Brothers, Inc.                       4.56%
       4.  Alexander's, Inc.                         6.13%       9.  Trizec-Hahn Corp.                         4.37%
       5.  Excel Legacy Corp.                        5.91%      10.  Crossman Communities                      4.20%
                 Percentages based on net assets.

* Portfolio holdings are subject to change.

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders   Alpine U.S. Real Estate Equity Fund
--------------------------------------------------------------------------------

     Taking advantage of the significant volatility and temporarily depressed share prices in many different areas of Alpine's broad real estate stock universe, the Fund made a number of significant changes to the portfolio during this six month period. As a percentage of the total portfolio, homebuilders are now 28.8% vs. 24.1% six months ago. Retail exposure was significantly increased to 23.5% from 13.3% last October. Major changes in retail included additions to the Fund's holdings in Chelsea GCA Realty the premier outlet center developer, and new investments in Macerich Corp., a leading investor in West Coast shopping malls and in potential takeover target, Burnham Pacific Properties, a San Diego based owner of strip shopping centers. The lodging sector grew to 23.3% of the portfolio from 18.8% while the overall direct and indirect exposure to the office/industrial sector rose to 18.4% from 8%. We increased the position in Wellsford Real Properties, which is benefiting from its portfolio of northeastern suburban office buildings and added Trizec-Hahn Corp., one of the largest investors in office properties over the past half decade. Trizec-Hahn's portfolio includes the Sears Tower in Chicago and the Grace Building in New York. Indirect exposure to offices is provided by the Funds' new investment in mortgage investor Starwood Financial Investors which has not only financial properties such as the GM Building in New York, but also owns corporate headquarters office buildings. Another indirect play on the office sector is a new investment in Central Parking Corp., the world's largest owner of parking facilities primarily in and for office buildings in the US. Thus, the Funds' direct exposure to office industrial properties of 10.4% vs. 6.7% increased in effect to 18.4% vs. 8% six months ago. The other noteworthy change was with regard to healthcare facilities where the Fund sold its two investments in CareMatrix Corp. and Alterra as we perceived they would be involved in protracted restructuring of their balance sheets. Instead, the Fund chooses to invest in Sunrise Assisted Living Inc., which is the dominant independent owner of upscale assisted living communities and possesses a superior balance sheet to most other companies in the sector.

     We wish to point out that the portfolio is currently leveraged in order to minimize any drag from the Funds' current 10% position in Homestead Village where we believe the aforementioned takeover bid is highly likely to succeed. Such a large position is unusual for Alpine and contrasts with its pre-bid size of 5.6% on December 3. Currently, the fund does not have any short-sale positions.

SHARE PERFORMANCE PROSPECTS

     Alpine believes that the trend of placing greater emphasis on risk adjusted returns could likely continue, creating a mirror image of the prior periods' weak returns. Most real estate companies and particularly those in sectors which are deemed the most economically sensitive such as homebuilders, hotels and to a lesser degree, the owners of shopping centers, are the most depressed in our view. This also suggests that they may possess the most upside potential from improving sentiment for a continued period of economic strength. While we expect interest rates to increase by 50-100 basis points in two to three more raises by the Federal Reserve, we do not believe this will lead to a recession, rather merely a slowing of the economy to a more normalized 2-3% growth rate. Barring a recession, we believe the impact of such increases on real estate markets is more than priced in by the stock market. Investors appear to be projecting a replay of 1970's-1980's patterns of boom and bust cyclicality in valuing these stocks. We disagree with such an interpretation of real estate performance prospects.

     As the stock market recovers from its bout with irrational exuberance, it will once again focus on risk and return potential in its evaluation and valuation of stocks. Our empirical observations of real estate stock performance relative to the underlying property cycle in different countries and through different periods over the past twenty years suggest that many property shares can outperform other sectors, as

--------------------------------------------------------------------------------

Portfolio Manager's Report to Shareholders   Alpine U.S. Real Estate Equity Fund
--------------------------------------------------------------------------------

earnings are more predictable. The late cycle strength of investment real estate derives from the stability of long-term leases in most commercial properties. Thus, predictability with moderate growth can provide attractive risk adjusted medium term returns.

     In addition to seeking stocks with predictable returns, this Fund's managers will continue to search for undervalued situations and opportunistic investments, which we hope, will further enhance the returns to long-term shareholders in this fund. We appreciate your support during this difficult period for property shares. We look forward to renewed positive performance for investors in this sector.

       Sincerely,

       /s/ Samuel A. Lieber
       Samuel A. Lieber

       CEO/Portfolio Manager

---------------

* Portfolio Holdings are subject to change.

Past performance is not predictive of future results.

The Alpine U.S. Real Estate Equity Fund is distributed by BISYS Fund Services.

For more complete information on the U.S. Real Estate Equity Fund, including fees, expenses and sales charges please call 1-877-945-3863 for a free prospectus. Please read the prospectus carefully before investing or sending money.

The views expressed in this report reflect those of the investment adviser only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on the market and other condition.
--------------------------------------------------------------------------------

ALPINE U.S. REAL ESTATE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000
                                  (UNAUDITED)

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
REAL ESTATE INVESTMENT TRUSTS -- (27.8%)
Retail -- (18.0%)
    18,200   Alexander's, Inc. (b)(c)......  $ 1,155,699
    98,200   Burnham Pacific Properties,
               Inc.........................      693,538
    31,000   Chelsea GCA Realty, Inc.
               (c).........................      899,000
    14,500   Crown American RealtyTrust....       77,031
    27,500   Macerich Co...................      567,188
                                             -----------
                                               3,392,456
                                             -----------
Mortgage REITs -- (5.2%)
    20,000   Capital Trust, Inc. (b).......       80,000
    70,800   CRIIMI MAE, Inc. (b)..........      110,625
    44,500   Starwood Financial, Inc.
               (c).........................      784,313
                                             -----------
                                                 974,938
                                             -----------
Office-Industrial Buildings -- (3.2%)
     9,500   Kilroy Realty Corp. (c).......      200,094
    48,000   Mission West Properties.......      411,000
                                             -----------
                                                 611,094
                                             -----------
Manufactured Home Parks -- (1.4%)
    24,280   Asset Investor Corp...........      261,010
                                             -----------
             Total Real Estate Investment
               Trusts
             (Cost $5,532,289).............    5,239,498
                                             -----------
COMMON STOCKS -- (77.6%)
Homebuilders -- (28.8%)
    50,000   Crossmann Communities, Inc.
               (b) (c).....................      792,188
    40,000   D.R. Horton, Inc..............      522,500
    46,060   Lennar Corp. (c)..............      998,926
     7,500   Palm Harbor Homes, Inc. (b)...      115,313
    18,100   Ryland Group, Inc.............      339,375
   163,000   Standard Pacific Corp. (c)....    1,629,999
    43,000   Toll Brothers, Inc. (b).......      860,000
    20,000   William Lyon Homes (b)........      167,500
                                             -----------
                                               5,425,801
                                             -----------

                        SECURITY               MARKET
  SHARES              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Lodging -- (23.3%)
    59,400   Extended Stay America, Inc.
               (b).........................  $   445,500
   589,400   Homestead Village, Inc. (b)...    1,878,712
    33,000   John Q. Hammons Hotels,
               Inc. (b)....................      144,375
   430,500   MeriStar Hotels & Resorts,
               Inc. (b)....................    1,264,594
    22,000   Starwood Hotels & Resorts
               Worldwide, Inc..............      577,500
    46,778   Wyndham International, Inc. --
               Class A (b).................       87,709
                                             -----------
                                               4,398,390
                                             -----------
Real Estate Operating Companies -- (18.9%)
    19,000   California Coastal
               Communities, Inc. (b).......      103,313
   225,400   Crescent Operating, Inc.
               (b).........................      648,025
   330,100   Excel Legacy Corp. (b)........    1,114,087
    42,300   Grubb & Ellis Co. (b).........      237,938
    55,000   Trizec Hahn Corp..............      824,999
    73,800   Wellsford Real Properties,
               Inc. (b)....................      641,138
                                             -----------
                                               3,569,500
                                             -----------
Long Term Care Facilities -- (4.0%)
    57,000   Sunrise Assisted Living, Inc.
               (b).........................      755,250
                                             -----------
Ancillary Property Services -- (2.6%)
    24,400   Central Parking Corp..........      488,000
                                             -----------
             Total Common Stocks
             (Cost $17,207,508)............   14,636,941
                                             -----------
             Total Investments
               (Cost $22,739,797)..(a)105.4%  19,876,439
             Liabilities in excess of other
               assets.................(5.4)%  (1,017,270)
                                      ----    ----------
             TOTAL NET ASSETS....... 100.0%  $18,859,169
                                     =====   ===========

---------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation...................    $   656,802
         Unrealized depreciation...................     (3,520,160)
                                                       -----------
         Net unrealized depreciation...............    $(2,863,358)
                                                       ===========

(b) Non income producing security.

(c) All or portion of this security held as collateral for the line of credit.

                       See notes to financial statements.

ALPINE U.S. REAL ESTATE EQUITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000
                                  (UNAUDITED)

ASSETS:
  Investments, at value (Cost $22,739,797)..................  $19,876,439
  Interest and dividends receivable.........................       48,958
  Receivable for investment securities sold.................    1,547,073
  Prepaid expenses and other assets.........................       19,471
                                                              -----------
     Total assets...........................................   21,491,941
                                                              -----------
LIABILITIES:
  Cash overdrafts...........................................       70,293
  Payable to custodian for line of credit...................    1,876,998
  Payable for investments securities purchased..............      568,262
  Payable for capital shares redeemed.......................       27,361
  Accrued expenses and other liabilities:
     Investment advisory fees...............................       15,480
     Administration fees....................................          594
     Distribution fees......................................        2,493
     Other..................................................       71,291
                                                              -----------
     Total liabilities......................................    2,632,772
                                                              -----------
NET ASSETS..................................................  $18,859,169
                                                              ===========
NET ASSETS REPRESENTED BY
  Capital stock, at par value...............................  $       174
  Additional paid-in capital................................   29,474,359
  Undistributed net investment income.......................       25,274
  Distributions in excess of net realized gain on investment
     transactions...........................................   (8,069,204)
  Net unrealized depreciation from foreign exchange
     transactions and investments...........................   (2,571,434)
                                                              -----------
     TOTAL NET ASSETS.......................................  $18,859,169
                                                              ===========
NET ASSETS VALUE
  Class A shares
     Net assets of $1,349,457 / 125,758 shares
      outstanding...........................................  $     10.73
                                                              ===========
     Offering price (based on sales charge of 4.75%)........  $     11.27
                                                              ===========
  Class B shares*
     Net assets of $2,147,785 / 206,122 shares
      outstanding...........................................  $     10.42
                                                              ===========
  Class C shares*
     Net assets of $500,089 / 48,010 shares outstanding.....  $     10.42
                                                              ===========
  Class Y shares
     Net assets of $14,861,838 / 1,364,651 shares
      outstanding...........................................  $     10.89
                                                              ===========

---------------

* Redemption price per share varies based on length of time shares are held (Note 5)

                       See notes to financial statements.

ALPINE U.S. REAL ESTATE EQUITY FUND

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME:
  Interest income.....................................................   $        66
  Dividends (net of foreign withholding taxes of $1,385)..............       348,712
                                                                         -----------
     Total income.....................................................       348,778
                                                                         -----------

EXPENSES:
  Investment advisory fees..................................  $105,982
  Administration fees.......................................    46,137
  Distribution fees -- Class B..............................     9,465
  Distribution fees -- Class C..............................     2,781
  Shareholder servicing fee -- Class A......................     2,188
  Shareholder servicing fee -- Class B......................     3,155
  Shareholder servicing fee -- Class C......................       927
  Fund accounting fees......................................     7,189
  Custodian fees............................................    10,264
  Interest expense..........................................    43,967
  Legal fees................................................    44,017
  Printing..................................................    25,781
  Transfer agent fees.......................................     7,687
  Trustees' fees............................................     2,822
  Other.....................................................    32,903
                                                              --------
Total expenses before voluntary fee reductions..............                 345,265
                                                                         -----------
  Expenses reimbursed by investment advisor.................                 (21,761)
                                                                         -----------
       Net expenses.........................................                 323,504
                                                                         -----------
Net investment income.......................................                  25,274
                                                                         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized losses from foreign exchange transactions, short sales
     and investments..................................................    (3,681,267)
  Net change in unrealized depreciation from foreign exchange transactions
     and investments..................................................     3,041,911
                                                                         -----------
Net realized/unrealized gains/(losses) from investments...............      (639,356)
                                                                         -----------
Change in net assets resulting from operations........................   $  (614,082)
                                                                         ===========

                       See notes to financial statements.

ALPINE U.S. REAL ESTATE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                MARCH 31, 2000     SEPTEMBER 30, 1999
                                                              ------------------   ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income/(loss)..............................     $    25,274          $   (112,930)
  Net realized losses on foreign exchange transactions,
     short sales and investments............................      (3,681,267)           (3,946,405)
  Net change in unrealized depreciation on foreign exchange
     transactions and investments...........................       3,041,911             1,399,873
                                                                 -----------          ------------
  Change in net assets resulting from operations............        (614,082)           (2,659,462)
                                                                 -----------          ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions to Class A Shareholders:
     From net investment income.............................              --                   (72)
     In excess of net realized gain on investment
       transactions.........................................              --               (45,681)
     Tax return of capital..................................              --                (6,501)
  Distributions to Class B Shareholders:
     In excess of net realized gain on investment
       transactions.........................................              --               (50,514)
     Tax return of capital..................................              --                (7,197)
  Distributions to Class C Shareholders:
     In excess of net realized gain on investment
       transactions.........................................              --               (16,152)
     Tax return of capital..................................              --                (2,298)
  Distributions to Class Y Shareholders:
     In excess of net realized gain on investment
       transactions.........................................              --              (208,945)
     Tax return of capital..................................              --               (29,953)
                                                                 -----------          ------------
  Change in net assets from distributions to shareholders...              --              (367,313)
                                                                 -----------          ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from shares sold.................................       3,431,599             6,689,349
  Dividends reinvested......................................              --               329,632
  Cost of shares redeemed...................................      (7,956,324)          (19,766,365)
                                                                 -----------          ------------
     Change in net assets from shares of beneficial interest
       transactions.........................................      (4,524,725)          (12,747,384)
                                                                 -----------          ------------
     Change in net assets...................................      (5,138,807)          (15,774,159)
                                                                 -----------          ------------
NET ASSETS:
  Beginning of period.......................................      23,997,976            39,772,135
                                                                 -----------          ------------
  End of period.............................................     $18,859,169          $ 23,997,976
                                                                 ===========          ============

                       See notes to financial statements.

ALPINE U.S. REAL ESTATE EQUITY FUND

                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000
                                  (UNAUDITED)
1.   ORGANIZATION:

     Alpine U.S. Real Estate Equity Fund, the ("Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a separate series of the Alpine Equity Trust (the "Trust"), a Massachusetts business trust organized in 1988.

     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay higher ongoing distribution fees than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to certain institutional or individual investors who do not receive services of financial intermediaries that offer shares of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

     A. VALUATION OF SECURITIES:

     The Fund values securities traded on a national securities exchange or included on the NASDAQ National Market System ("NASDAQ") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NASDAQ for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities for which market quotations are not available, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

     B. REPURCHASE AGREEMENTS:

     The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the

                                   Continued

ALPINE U.S. REAL ESTATE EQUITY FUND

                                 MARCH 31, 2000
                                  (UNAUDITED)

     investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. Repurchase agreements are considered to be loans under the 1940 Act.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued as applicable.

     D. SHORT SALE TRANSACTIONS:

     Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account with its custodian, consisting of cash, equities and/or U.S. Government securities sufficient to collateralize its obligation on the short positions. As of March 31, 2000, there were no outstanding positions of securities sold short.

     E. FINANCING AGREEMENT:

     The Trust entered into a secured committed revolving line of credit (the "Committed Line") with State Street Bank and Trust Company (the "Bank"). Under this agreement, the Bank provides a $5,000,000 Committed Line to be used by the Funds of the Trust. Borrowings of the Funds under this agreement will incur interest at 0.50% per annum above the Bank's overnight federal funds rate. A commitment fee of 0.08% per annum will be incurred on the unused portion of the Committed Line, which will be allocated by average net assets to all Funds of the Trust. As of March 31, 2000 the Trust had no balance available in the Committed Line.

     F. FEDERAL TAXES:

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company income and net realized capital gains to shareholders. Therefore, no federal income tax provision is required.

     (Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Fund will file for claims on foreign taxes withheld.)

                                   Continued

ALPINE U.S. REAL ESTATE EQUITY FUND

                                 MARCH 31, 2000
                                  (UNAUDITED)

     G. DIVIDENDS AND DISTRIBUTIONS:

     The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     H. CLASS ALLOCATIONS:

     Income expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are allocated to the class to which they relate. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

     I. FOREIGN EXCHANGE TRANSACTIONS:

     The Fund may invest up to 15% of the value of its total assets in foreign securities. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

           i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

          ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

     Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

                                   Continued

ALPINE U.S. REAL ESTATE EQUITY FUND

                                 MARCH 31, 2000
                                  (UNAUDITED)

3.   CAPITAL SHARE TRANSACTIONS:

     The Fund has an unlimited number of shares of beneficial interest, with $0.0001 par value, authorized. Transactions in shares and dollars of the Fund were as follows:

                                                 SIX MONTHS ENDED             YEAR ENDED
                                                  MARCH 31, 2000          SEPTEMBER 30, 1999
                                              ----------------------   -------------------------
                                               SHARES      AMOUNT        SHARES        AMOUNT
                                              --------   -----------   ----------   ------------
     CLASS A
       Shares sold..........................     9,742   $   101,825       51,927   $    633,527
       Shares issued in reinvestment of
          dividends.........................        --            --        3,603         44,996
       Shares redeemed......................   (85,362)     (877,235)    (306,363)    (3,785,541)
                                              --------   -----------   ----------   ------------
       Net change...........................   (75,620)     (775,410)    (250,833)    (3,107,018)
                                              --------   -----------   ----------   ------------
     CLASS B
       Shares sold..........................     1,049        10,683       12,316        145,539
       Shares issued in reinvestment of
          dividends.........................        --            --        3,863         47,319
       Shares redeemed......................   (85,451)     (853,709)    (249,576)    (3,069,937)
                                              --------   -----------   ----------   ------------
       Net change...........................   (84,402)     (843,026)    (233,397)    (2,877,079)
                                              --------   -----------   ----------   ------------
     CLASS C
       Shares sold..........................     2,574        26,379       74,205        909,809
       Shares issued in reinvestment of
          dividends.........................        --            --          988         12,100
       Shares redeemed......................   (76,568)     (786,843)    (118,685)    (1,452,165)
                                              --------   -----------   ----------   ------------
       Net change...........................   (73,994)     (760,464)     (43,492)      (530,256)
                                              --------   -----------   ----------   ------------
     CLASS Y
       Shares sold..........................   313,390     3,292,711      394,300      5,000,465
       Shares issued in reinvestment of
          dividends.........................        --            --       17,823        225,217
       Shares redeemed......................  (521,112)   (5,438,536)    (910,641)   (11,458,713)
                                              --------   -----------   ----------   ------------
       Net change...........................  (207,722)   (2,145,825)    (498,518)    (6,233,031)
                                              --------   -----------   ----------   ------------
       Total net change.....................  (441,738)  $(4,524,725)  (1,026,240)  $(12,747,384)
                                              ========   ===========   ==========   ============

4.   SECURITIES TRANSACTIONS:

     Cost of purchases and proceeds from sales of investment securities, excluding securities sold short and short-term investments, were $15,327,543 and $18,182,971, respectively, for six months period ended on March 31, 2000.

                                   Continued

ALPINE U.S. REAL ESTATE EQUITY FUND

                                 MARCH 31, 2000
                                  (UNAUDITED)

5.   DISTRIBUTION PLANS:

     BISYS Fund Services L.P. ("BISYS L.P."), a wholly-owned subsidiary of The BISYS Group Inc. serves as principal underwriter to the Fund.

     The Fund has adopted Distribution Plans for each class of shares, except Class Y Shares, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund. Pursuant to the Distribution plans, each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan fees are calculated daily and paid monthly.

     During six months period ended on March 31, 2000, amounts earned by BISYS L.P. pursuant to the Fund's Class A, Class B and Class C Distribution Plans were $2,188, $12,620 and $3,708, respectively.

     Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

     Class A shares are subject to a 4.75% sales charge at the time of purchase. Class B shares are subject to a Contingent Deferred Sales Charge (CDSC) on redemptions of shares made within six years of purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share (NAV) at the date of the original purchase or at the date of redemption, according to the following chart:

                 YEAR OF REDEMPTION                    CDSC
                 ------------------                    ----
First................................................   5%
Second...............................................   4%
Third................................................   3%
Fourth...............................................   3%
Fifth................................................   2%
Sixth................................................   1%

     Class C shares are subject to a 1% CDSC on shares redeemed within one year after the month of purchase.

                                   Continued

ALPINE U.S. REAL ESTATE EQUITY FUND

                                 MARCH 31, 2000
                                  (UNAUDITED)

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS:

     Alpine Management & Research LLC ("Alpine") provide investment advisory services to the Fund. Pursuant to the investment advisor's agreement with the Fund, Alpine is entitled to an annual fee based on the Fund's average daily net assets, in accordance with the following schedule:

First $750 million..................................    1.00%
Next $250 million...................................    0.90%
Over $1 billion.....................................    0.80%

     BISYS L.P. is the Fund's principal underwriter and Distributor. BISYS Fund Services Ohio, Inc. is the Fund's Administrator and BISYS Fund Services, Inc. ("BISYS") is the Fund's Fund Accountant, Transfer Agent and Dividend Disbursing Agent. In addition, Investors Fiduciary Trust Company ("IFTC") is the Fund's Custodian. In return for these services, BISYS L.P and BISYS will earn an annual fee amounting to 0.23% of the Fund's average daily net assets. As of July 1, 1999 this changed to the greater of an annual fee amounting to 0.23% of the Fund's average daily net assets or $250,000 annually for the Trust. IFTC will earn an annual fee amounting to 0.095% of the Fund's average daily net assets

     Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests a substantial portion of its assets in the equity securities of issuers engaged in the real estate industry, including real estate investment trusts (REITs). As a result, the Fund may be more affected by economic developments in the real estate industry than would a general equity fund.

8.   SUBSEQUENT EVENT:

     On April 30, 2000, the Fund liquidated Class C shares. Class C shareholders chose to either have their shares convert to Class A shares or liquidated.

                                   Continued

ALPINE U.S. REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                           ENDED                    YEAR ENDED SEPTEMBER 30,
                                         MARCH 31,     ---------------------------------------------------
                                           2000        1999(a)    1998(a)    1997(a)    1996(a)    1995(b)
                                        -----------    -------    -------    -------    -------    -------
                                        (UNAUDITED)
CLASS A SHARES
NET ASSET VALUE BEGINNING OF PERIOD...    $10.93       $ 12.34    $ 19.34    $12.49     $11.42     $  9.21
                                          ------       -------    -------    ------     ------     -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)........      0.01         (0.01)      0.08      0.12(d)    0.20        0.18
  Net realized and unrealized gain
    (loss) on foreign exchange
    transactions, short sales and
    investments.......................     (0.21)        (1.28)     (4.25)     8.57       1.28        2.03
                                          ------       -------    -------    ------     ------     -------
  Total from investment operations....     (0.20)        (1.29)     (4.17)     8.69       1.48        2.21
                                          ------       -------    -------    ------     ------     -------
LESS DISTRIBUTIONS:
  Net investment income...............        --            --(c)   (0.15)    (0.26)(d)  (0.20)         --
  Net realized gains from
    investments.......................        --            --      (2.68)    (1.58)     (0.21)         --
  In excess of net realized gains from
    investments.......................        --         (0.11)        --        --         --          --
  Tax return of capital...............        --         (0.01)        --        --         --          --
                                          ------       -------    -------    ------     ------     -------
  Total distributions.................        --         (0.12)     (2.83)    (1.84)     (0.41)         --
                                          ------       -------    -------    ------     ------     -------
NET ASSET VALUE END OF PERIOD.........    $10.73       $ 10.93    $ 12.34    $19.34     $12.49     $ 11.42
                                          ======       =======    =======    ======     ======     =======
TOTAL RETURN (EXCLUDES SALES
  CHARGE).............................     (1.83)%(h)   (10.59)%   (24.86)%   78.28%     13.12%      24.00%(h)
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $1,349       $ 2,200    $ 5,582    $2,778     $  263     $     5
  Ratio of expenses to average net
    assets............................      3.19%(g)      2.82%      1.95%     1.77%      1.72%       1.78%(g)
  Ratio of net investment income
    (loss) to average net assets......      0.04%(g)     (0.05)%     0.27%     0.90%      1.60%       3.13%(g)
  Ratio of expenses to average net
    assets (e)........................       N/A           N/A        N/A      1.76%       N/A         N/A
  Ratio of expenses to average net
    assets (f)........................      3.41%(g)      2.82%      1.97%     2.49%      9.65%     364.74%(g)
  Ratio of interest expense to average
    net assets........................      0.41%(g)       N/A        N/A       N/A       0.04%        N/A
  Portfolio Turnover (i)..............        69%           77%       138%      205%       169%        115%

---------

(a) Net investment income is based on average shares outstanding during the period.
(b) For the period from March 10, 1995 (commencement of Class operations) to September 30, 1995.
(c)  Distribution per share was less than $0.005.
(d) The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distribution declared on such date were paid principally from net investment income earned during the fiscal year.
(e) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.
(f)  During the period, certain fees were waived or reimbursed.
     If such fees were not waived or reimbursed, the ratios would have been as indicated.
(g)  Annualized.
(h)  Not annualized.
(i) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

ALPINE U.S. REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED                    YEAR ENDED SEPTEMBER 30,
                                          MARCH 31,     ---------------------------------------------------
                                            2000        1999(a)    1998(a)    1997(a)    1996(a)    1995(b)
                                         -----------    -------    -------    -------    -------    -------
                                         (UNAUDITED)
CLASS B SHARES
NET ASSET VALUE BEGINNING OF PERIOD....    $10.65       $ 12.12    $ 19.14    $12.41     $11.37     $ 9.19
                                           ------       -------    -------    ------     ------     ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss).........        --         (0.12)     (0.05)     0.02(c)    0.13       0.05
  Net realized and unrealized gain
    (loss) on foreign exchange
    transactions, short sales and
    investments........................     (0.23)        (1.23)     (4.18)     8.49       1.27       2.13
                                           ------       -------    -------    ------     ------     ------
  Total from investment operations.....     (0.23)        (1.35)     (4.23)     8.51       1.40       2.18
                                           ------       -------    -------    ------     ------     ------
LESS DISTRIBUTIONS:
  Net investment income................        --            --      (0.11)    (0.20)(c)  (0.15)        --
  Net realized gains from
    investments........................        --            --      (2.68)    (1.58)     (0.21)        --
  In excess of net realized gains from
    investments........................        --         (0.11)        --        --         --         --
  Tax return of capital................        --         (0.01)        --        --         --         --
                                           ------       -------    -------    ------     ------     ------
  Total distributions..................        --         (0.12)     (2.79)    (1.78)     (0.36)        --
                                           ------       -------    -------    ------     ------     ------
NET ASSET VALUE END OF PERIOD..........    $10.42       $ 10.65    $ 12.12    $19.14     $12.41     $11.37
                                           ======       =======    =======    ======     ======     ======
TOTAL RETURN (EXCLUDES SALES CHARGE)...     (2.25)%(g)   (11.28)%   (25.43)%   76.87%     12.49%     23.72%(g)
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....    $2,148       $ 3,094    $ 6,352    $3,446     $  431     $  160
  Ratio of expenses to average net
    assets.............................      3.97%(f)      3.61%      2.70%     2.52%      2.46%      2.51%(f)
  Ratio of net investment income (loss)
    to average net assets..............     (0.71)%(f)    (0.96)%    (0.42)%    0.12%      1.05%      2.00%(f)
  Ratio of expenses to average net
    assets (d).........................       N/A           N/A        N/A      2.51%       N/A        N/A
  Ratio of expenses to average net
    assets (e).........................      4.24%(f)      3.61%      2.72%     3.24%      6.19%     28.70%(f)
  Ratio of interest expense to average
    net assets.........................      0.41%(f)       N/A        N/A       N/A       0.04%       N/A
  Portfolio Turnover (h)...............        69%           77%       138%      205%       169%       115%

---------

(a) Net investment income is based on average shares outstanding during the period.

(b) For the period from March 7, 1995 (commencement of Class operations) to September 30, 1995.

(c) The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distribution declared on such date were paid principally from net investment income earned during the fiscal year.

(d) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(e) During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

(f) Annualized.

(g) Not annualized.

(h) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

ALPINE U.S. REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                           ENDED                    YEAR ENDED SEPTEMBER 30,
                                         MARCH 31,     ---------------------------------------------------
                                           2000        1999(a)    1998(a)    1997(a)    1996(a)    1995(b)
                                        -----------    -------    -------    -------    -------    -------
                                        (UNAUDITED)
CLASS C SHARES
NET ASSET VALUE BEGINNING OF PERIOD...    $10.65       $ 12.12    $ 19.13    $12.44     $11.41     $ 10.87
                                          ------       -------    -------    ------     ------     -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)........        --         (0.15)     (0.05)     0.03(c)    0.13        0.08
  Net realized and unrealized gain
    (loss) on foreign exchange
    transactions, short sales and
    investments.......................     (0.23)        (1.20)     (4.17)     8.47       1.28        0.46
                                          ------       -------    -------    ------     ------     -------
  Total from investment operations....     (0.23)        (1.35)     (4.22)     8.50       1.41        0.54
                                          ------       -------    -------    ------     ------     -------
LESS DISTRIBUTIONS:
  Net investment income...............        --            --      (0.11)    (0.23)(c)  (0.17)         --
  Net realized gains from
    investments.......................        --            --      (2.68)    (1.58)     (0.21)         --
  In excess of net realized gains from
    investments.......................        --         (0.11)        --        --         --          --
  Tax return of capital...............        --         (0.01)        --        --         --          --
                                          ------       -------    -------    ------     ------     -------
  Total distributions.................        --         (0.12)     (2.79)    (1.81)     (0.38)         --
                                          ------       -------    -------    ------     ------     -------
NET ASSET VALUE END OF PERIOD.........    $10.42       $ 10.65    $ 12.12    $19.13     $12.44     $ 11.41
                                          ======       =======    =======    ======     ======     =======
TOTAL RETURN (EXCLUDES SALES
  CHARGE).............................     (2.16)%(g)   (11.28)%   (25.38)%   76.89%     12.49%       4.97%(g)
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $  500       $ 1,299    $ 2,006    $1,673     $  125     $     3
  Ratio of expenses to average net
    assets............................      4.23%(f)      3.67%      2.70%     2.52%      2.47%       2.49%(f)
  Ratio of net investment income
    (loss) to average net assets......     (0.83)%(f)    (1.19)%    (0.46)%    0.23%      1.08%       2.55%(f)
  Ratio of expenses to average net
    assets (d)........................       N/A           N/A        N/A      2.51%       N/A         N/A
  Ratio of expenses to average net
    assets (e)........................      4.51%(f)      3.67%      2.72%     3.24%     18.82%     421.54%(f)
  Ratio of interest expense to average
    net assets........................      0.37%(f)       N/A        N/A       N/A       0.04%        N/A
  Portfolio Turnover (h)..............        69%           77%       138%      205%       169%        115%

---------

(a) Net investment income is based on average shares outstanding during the period.

(b) For the period from July 12, 1995 (commencement of Class operations) to September 30, 1995.

(c) The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distribution declared on such date were paid principally from net investment income earned during the fiscal year.

(d) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(e) During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

(f) Annualized.

(g) Not annualized.

(h) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

ALPINE U.S. REAL ESTATE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED                    YEAR ENDED SEPTEMBER 30,
                                          MARCH 31,     ---------------------------------------------------
                                            2000        1999(a)    1998(a)    1997(a)    1996(a)    1995(a)
                                         -----------    -------    -------    -------    -------    -------
                                         (UNAUDITED)
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF PERIOD....    $ 11.07      $ 12.47    $ 19.49    $ 12.56    $ 11.44    $10.07
                                           -------      -------    -------    -------    -------    ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss).........       0.01        (0.02)      0.13       0.16(b)    0.24      0.23
  Net realized and unrealized gain
    (loss) on foreign exchange
    transactions, short sales and
    investments........................      (0.19)       (1.26)     (4.32)      8.63       1.29      1.46
                                           -------      -------    -------    -------    -------    ------
  Total from investment operations.....      (0.18)       (1.28)     (4.19)      8.79       1.53      1.69
                                           -------      -------    -------    -------    -------    ------
LESS DISTRIBUTIONS:
  Net investment income................         --           --      (0.15)     (0.28)(b)   (0.20)   (0.20)
  Net realized gains from
    investments........................         --           --      (2.68)     (1.58)     (0.21)    (0.12)
  In excess of net realized gains from
    investments........................         --        (0.11)        --         --         --        --
  Tax return of capital................         --        (0.01)        --         --         --        --
                                           -------      -------    -------    -------    -------    ------
  Total distributions..................         --        (0.12)     (2.83)     (1.86)     (0.41)    (0.32)
                                           -------      -------    -------    -------    -------    ------
NET ASSET VALUE END OF PERIOD..........    $ 10.89      $ 11.07    $ 12.47    $ 19.49    $ 12.56    $11.44
                                           =======      =======    =======    =======    =======    ======
TOTAL RETURN...........................      (1.63)%(f)  (10.40)%   (24.69)%    78.79%     13.57%    17.63%
ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....    $14,862      $17,405    $25,832    $19,459    $10,601    $9,456
  Ratio of expenses to average net
    assets.............................       2.84%(e)     2.68%      1.70%      1.51%      1.46%     1.50%
  Ratio of net investment income (loss)
    to average net assets..............       0.46%(e)    (0.19)%     0.58%      1.10%      2.02%     2.45%
  Ratio of expenses to average net
    assets (c).........................        N/A          N/A        N/A       1.50%       N/A       N/A
  Ratio of expenses to average net
    assets (d).........................       3.03%(e)     2.68%      1.72%      2.26%      2.25%     2.70%
  Ratio of interest expense to average
    net assets.........................       0.42%(e)      N/A        N/A        N/A       0.04%      N/A
  Portfolio Turnover (g)...............         69%          77%       138%       205%       169%      115%

---------

(a) Net investment income is based on average shares outstanding during the period.

(b) The per share amount of net investment income is not in accord with the distributions per share from net investment income due to the timing of sales of Fund shares after the Fund declared its annual income distribution on December 26, 1996. The distributions declared on such date were paid principally from net investment income earned during the previous fiscal year.

(c) During the period, certain fees were indirectly paid. If such fees indirectly paid had not occurred, the ratios would have been as indicated.

(d) During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.

(e) Annualized.

(f) Not annualized.

(g) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

                       See notes to financial statements.

TRUSTEES
Samuel A. Lieber
Laurence B. Ashkin
H. Guy Leibler

INVESTMENT ADVISER
Alpine Management and Research, LLC
122 East 42nd Street, 37th floor
New York, NY 10168

CUSTODIAN
IFTC
801 Pennsylvania
Kansas City, MO 64105

TRANSFER AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

LEGAL COUNSEL
Schulte Roth & Zabel LLP
900 Third Avenue
New York, NY 10022

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services L.P.
3435 Stelzer Road
Columbus, OH 43219



[ALPINE LOGO]
U.S. REAL ESTATE
Equity Fund

ALPINE U.S. REAL ESTATE EQUITY FUND
122 East 42nd Street, 37th floor
New York, NY 10168
(212)687-5588


(5/00)

------------------------------------------------
SEMI-ANNUAL REPORT
March 31, 2000
This material must be preceded or accompanied by a current prospectus.